Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2013
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement -- [Text Block]	wfaemggrowth_SupplementTextBlock_04

SUPPLEMENT TO THE PROSPECTUSES

OF

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

For the Wells Fargo Advantage Emerging Growth Fund

(the "Fund")

The following is added in the sections entitled "Principal Investment Strategies" contained in both the Fund Summaries and The Funds sections:

Effective April 1, 2014: We invest principally in equity securities of small-capitalization companies, which we define as securities of companies with market capitalization within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was approximately $47.3 million to $4.25 billion, as of August 30, 2013, and is expected to change frequently.

(Wells Fargo Advantage Emerging Growth Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective April 1, 2014: We invest principally in equity securities of small-capitalization companies, which we define as securities of companies with market capitalization within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was approximately $47.3 million to $4.25 billion, as of August 30, 2013, and is expected to change frequently.